Deferred revenue and deferred platform commission fees (Tables)	6 Months Ended
Jun. 30, 2026
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

2025
Liabilities (Deferred Revenue)
January 1,2025	332,584

Deferred during the period	103,290
Released to profit or loss	(147,046)

June 30, 2025	288,828

Current portion	200,025
Non-current portion	88,803

Assets (Deferred platform commission fees)
January 1,2025	67,110

Deferred during the period	27,498
Released to profit or loss	(37,149)

June 30, 2025	57,459

2026
Liabilities (Deferred Revenue)
January 1,2026	279,249

Deferred during the period	91,799
Released to profit or loss	(128,603)

June 30, 2026	242,445

Current portion	171,939
Non-current portion	70,506

Assets (Deferred platform commission fees)
January 1,2026	54,554

Deferred during the period	23,133
Released to profit or loss	(31,753)

June 30, 2026	45,934